Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The carrying values of the Company’s prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair value due to their short-term nature. The carrying value of the Company’s term loan as of December 31, 2023 (see Note 8) approximated fair value based on interest rates currently available to the Company.
The tables below presents information about the Company’s assets and liabilities that are regularly measured and carried at fair value on a recurring basis at December 31, 2023 and 2022 and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value, which is described further within Note 2, Summary of Significant Accounting Policies.
Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 are summarized as follows (in thousands):

Description	Balance as of December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Money market funds	$24,100	$24,100	$—	$—

Restricted cash equivalents:

Money market funds	5,000	5,000	—	—

Total	$29,100	$29,100	$—	$—

Liabilities
Convertible Notes	$38,595	$—	$—	$38,595

Total	$38,595	$—	$—	$38,595

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 are summarized as follows (in thousands):

Description	Balance as of December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Money market funds	$42,496	$42,496	$—	$—

Restricted cash equivalents:

Money market funds	5,000	5,000	—	—

Total	$47,496	$47,496	$—	$—

Liabilities
Convertible Notes	$32,402	$—	$—	$32,402

Total	$32,402	$—	$—	$32,402

Money market funds were valued by the Company using quoted prices in active markets for identical securities, which represent a Level 1 measurement within the fair value hierarchy. During the years ended December 31, 2023 and 2022, there were no transfers between Level 1, Level 2 and Level 3. There have been no impairments of the Company’s assets measured and carried at fair value during the years ended December 31, 2023 and 2022.
The Company issued convertible notes (Convertible Notes) totaling $30,000,000 during the year ended December 31, 2022. The Company concluded that the Convertible Notes and its related features are within the scope of ASC 825,
Financial Instruments
, as a combined financial instrument, and the Company elected the fair value option where changes in fair value of the Convertible Notes are measured through the accompanying consolidated statement of operations and comprehensive loss until settlement. The Convertible Notes liability represents a Level 3 measurement within the fair value hierarchy as it has been valued using certain unobservable inputs. These inputs include the underlying fair value of the equity instrument into which the Convertible Notes are convertible. The fair value is based on significant inputs not observable in the market, namely potential financing scenarios, the likelihood of such scenarios, the expected time for each scenario to occur, and the required market rates of return utilized in modeling these scenarios.

Year ending December 31, 2023	Scenario 1	Scenario 2	Scenario 3
Probability of each scenario	80.0%	15.0%	5.0%
Expected Term (years)	0.25	0.25	0.42
Required market rates of return	15.0%	15.0%	15.0%
The Convertible Notes had an estimated fair value of $38.6 million as of December 31, 2023. The Company recorded in other income (expense), net, an interest expense of $1.5 million and a charge of $4.7 million on the change in estimated fair value during the year ended December 31, 2023. There was no change in fair value attributable to the instrument-specific credit risk for the year ended December 31, 2023.